Employee Benefit Plans (FY)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plan [Abstract]
Employee Benefit Plans
Note 10.    Employee Benefit Plans

401(k) Plan:

The Company provides a deferred salary reduction plan (“Plan”) under Section 401 (k) of the Internal Revenue Code covering substantially all employees. After one year of service the Company matches 100 percent of employee contributions up to 3 percent of compensation and 50 percent of employee contributions on the next 2 percent of compensation. The Company's contribution to the Plan was $427,975 in 2017 and $403,309 in 2016.

Stock Option Plans:

The Company has one currently active equity incentive plan administered by the Board of Directors, and three plans or programs, pursuant to which the Company has outstanding prior grants. These plans are described below:

Legacy Cornerstone Bancshares, Inc. 2002 Long Term Incentive Plan – The plan provided Cornerstone Bancshares, Inc. officers and employees incentive stock options or non-qualified stock options to purchase shares of common stock. The exercise price for incentive stock options was not less than 100 percent of the fair market value of the common stock on the date of the grant. The exercise price of the non-qualified stock options was equal to or more or less than the fair market value of the common stock on the date of the grant. This plan expired in 2012.

Legacy Cornerstone Non-Qualified Plan Options — During 2013 and 2014, Cornerstone issued non-qualified options to employees and directors. The options were originally documented in 2013 as being issued out of the Cornerstone Bancshares, Inc. 2002 Long Term Incentive Plan but that plan expired in 2012. The non-qualified options are governed by the grant document issued to the holders which incorporate the terms of the plan by reference.

Legacy SmartFinancial, Inc. 2010 Incentive Plan - This plan was assumed by the Company on August 31, 2015. This plan provides for incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, performance awards, dividend equivalents and stock or other stock-based awards. The maximum number of common shares that could be sold or optioned under the plan is 525,000 shares. Under the plan, the exercise price of each option could not be less than 100 percent of the fair market value of the common stock on the date of grant.

2015 Stock Incentive Plan – This plan provides for incentive stock options, nonqualified stock options, and restricted stock. The maximum number of shares of common stock that can be sold or optioned under the plan is 2,000,000 shares. The term of each option shall be no more than ten years from the date of grant. In the case of an incentive stock option granted to a participant who, at the time the option is granted, owns stock representing more than ten percent of the voting power of all classes of stock of the Company or any parent or subsidiary thereof, the term of the option shall be five years from the date of grant or such shorter term as may be provided in the award agreement.

The per share exercise price for the shares to be issued upon exercise of an option shall be such price as is determined by the plan administrator, subject to the following: In the case of an incentive stock option: (1) granted to an employee who, at the time of grant of such option, owns stock representing more than ten percent of the voting power of all classes of stock of the company or any parent or subsidiary thereof, the exercise price shall be no less than one hundred and ten percent of the fair market value per share on the date of grant; or (2) granted to any other employee, the per share exercise price shall be no less than one hundred percent of the fair market value per share on the date of grant. In the case of a nonstatutory stock option, the per share exercise price shall be no less than one hundred percent of the fair market value per share on the date of grant, unless otherwise determined by the Administrator.

The incentive stock options vest 30 percent on the second anniversary of the grant date, 30 percent on the third anniversary of the grant date and 40 percent on the fourth anniversary of the grant date. Director non-qualified stock options vest 50 percent on the first anniversary of the grant date and 50 percent on the second anniversary of the grant date.

Legacy Capstone Stock Option Plan - This plan was assumed by the Company on November 3, 2017 and subsequently closed. The plan provided for incentive stock options and nonqualified stock options. Under the plan, the exercise price of each option could not be less than 100 percent of the fair market value of the common stock on the date of grant.

A summary of the status of these stock option plans is presented in the following table:

	Number	Weighted Average Exercisable Price
Outstanding at December 31, 2016	717,524	$10.57
Granted	—	—
Exercised	(506,923)	9.64
Forfeited	(24,496)	19.90
Capstone options assumed in business combination	130,469	11.76
Outstanding at December 31, 2017	316,574	$11.82

	Number	Weighted Average Exercisable Price
Outstanding at December 31, 2015	817,414	$10.62
Granted	—	—
Exercised	(89,556)	8.98
Forfeited	(10,334)	28.49
Outstanding at December 31, 2016	717,524	$10.57

Information pertaining to options outstanding at December 31, 2017, is as follows:

	Options Outstanding			Options Exercisable
		Weighted- Average Remaining	Weighted- Average		Weighted- Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price
6.60	37,500	4.2 years	6.60	37,500	6.60
6.80	16,875	3.2 years	6.80	16,875	6.80
9.48	26,875	5.2 years	9.48	26,875	9.48
9.60	35,625	6.2 years	9.60	35,625	9.60
11.67	2,000	3.1 years	11.67	2,000	11.67
11.76	130,469	1.9 years	11.76	130,469	11.76
14.40	12,805	1.2 years	14.40	12,805	14.40
15.05	41,259	7.8 years	15.05	17,804	15.05
31.96	13,166	0.2 years	31.96	13,166	31.96
Outstanding, end of year	316,574	3.7 years	11.82	293,119	11.56

The Company recognized stock option compensation expense of $97,966 and $132,635 for the periods ended December 31, 2017 and 2016, respectively. Stock appreciation rights compensation expense of $21,829 was recognized for the period ended December 31, 2017. There was no stock appreciated rights compensation expense recognized for the period ended December 31, 2016. Direct stock grant expense issued to local advisory board members of $31,791 was included in salary and benefit expense for the period ended December 31, 2017. There was no direct stock grant expense for the period ended December 31, 2016. The total fair value of shares underlying the options which vested during the periods ended December 31, 2017 and 2016, was $313,977 and $95,658, respectively. The income tax benefit recognized for the exercise of options for the periods ended December 31, 2017 and 2016 was $1,331,689 and $252,931 respectively.

The intrinsic value of options exercised during the periods ended December 31, 2017 and 2016 was $5,468,780 and $660,476, respectively. The aggregate intrinsic value of total options outstanding and exercisable options at December 31, 2017 was $3,261,940 and $3,105,964, respectively. Cash received from options exercised under all share-based payment arrangements for the period ended December 31, 2017 was $4,885,646.

Information related to non-vested options for the period ended December 31, 2017, is as follows:

	Number	Weighted Average Grant-Date Fair Value
Nonvested at December 31, 2016	47,970	$12.31
Granted	—	—
Vested	(14,469)	12.31
Forfeited/expired	(10,046)	12.31
Nonvested at December 31, 2017	23,455	$12.31

As of December 31, 2017, there was approximately $258,000 of total unrecognized compensation cost related to nonvested stock-based compensation arrangements granted under the Plans. The cost is expected to be recognized over a weighted-average period of 1.0 years. There were no stock options granted during the twelve months period ended December 31, 2017 and December 31, 2016.

Restricted Stock Awards:

On August 4, 2017, the the Board of Directors of the Company made grants of 27,500 shares of restricted stock under the Company’s 2015 Stock Incentive Plan to certain executives of the Company. The restricted shares of stock, which are subject to the terms of a Restricted Stock Grant Agreement between the Company and each recipient, will fully vest on the fifth anniversary of the grant date. Prior to vesting, the recipient will be entitled to vote the shares and receive dividends, if any, declared by the Company with respect to its common stock. Compensation expense for restricted stock is based on the fair value of the restricted stock awards at the time of the grant, which is equal to the market value of the Company’s common stock on the date of grant. The value of the restricted stock grants that are expected to vest is amortized monthly into compensation expense over the five year vesting period. The restricted shares had a fair value of $24.58 per share on the date of issuance.

For the period ended December 31, 2017, compensation expense of $56,330 was recognized related to non-vested restricted stock awards. There was no compensation expenses related to these awards in 2016. As of December 31, 2017 , there was $619,620 of unrecognized compensation cost related to non-vested restricted stock awards granted under the plan.

The following table summarizes activity relating to non-vested restricted stock awards:

Number
Nonvested at December 31, 2016	—
Granted	27,500
Vested	—
Forfeited/expired	—
Nonvested at December 31, 2017	27,500